Real estate properties development completed and under development (Tables)	12 Months Ended
Dec. 31, 2016
Real estate properties development completed and under development [Abstract]
Schedule of Components of Real Estate Properties Development Completed, Under Development and Held For Sale
	December 31, 2015	December 31, 2016
	US$	US$
Development completed:
Zhengzhou Century East A	4,775,131	2,277,168
Suzhou International City Garden	2,018,240	89,490
Suzhou Xin City	16,736,651	16,624,117
Kunshan International City Garden	546,537	867,612
Jinan Xinyuan Splendid	-	2,309,387
Zhengzhou Xin City	-	15,762,256
Beijing Xindo Park	-	52,671,437
Suzhou Lake Royal Palace	-	76,426,976
Xingyang Splendid Phase I	-	11,344,548
Zhengzhou Xindo Park (residential)	-	9,985,798
Shanghai Yipin Royal Palace	-	91,307,299
New York Oosten	-	197,513,164

Real estate properties development completed	24,076,559	477,179,252

Under development:
Current:
Jinan Xinyuan Splendid	40,847,827	-
Xuzhou Colorful City	54,157,809	39,910,908
Zhengzhou Xin City	46,165,101	-
Beijing Xindo Park	176,553,742	-
Kunshan Royal Palace	215,917,469	106,317,899
Suzhou Lake Royal Palace	267,569,547	-
Xingyang Splendid Phase I	32,010,140	-
Xingyang Splendid Phase II	43,311,674	65,914,086
Xingyang Splendid Phase III	23,896,026	25,059,220
Xingyang Splendid Phase IV	6,762,190	7,355,332
Zhengzhou Xindo Park (residential)	29,098,191	-
Zhengzhou Xindo Park (commercial)	73,294,372	97,287,900
Jinan Royal Palace	261,268,961	267,899,017
Sanya Yazhou Bay No. 1	109,896,103	142,950,465
Shanghai Yipin Royal Palace	215,117,468	-
Changsha Xinyuan Splendid	194,444,916	213,231,900
Chengdu Thriving Family	258,173,028	265,695,975
Jinan Xin Central	163,174,394	120,430,389
Zhengzhou Fancy City	71,896,698	67,957,047
Tianjin Spring Royal Palace	65,583,961	90,412,297
Henan Xin Central I	127,696,203	112,073,981
Henan Xin Central II	39,117,259	51,633,387
Zhengzhou Fancy City II(South)	-	52,819,852
Zhengzhou Fancy City II(North)	-	36,768,148
Xi’an Metropolitan	-	228,453,322
Kunshan Xindo Park	-	94,591,527
Zhengzhou International New City I	-	140,971,898
Zhengzhou International New City II	-	58,441,356
Beijing Liyuan project	-	149,726,569
Changsha New project	-	53,014,425
XIN Eco Marine Group Properties Sdn Bhd	8,165,745	9,961,455
New York Oosten	226,208,448	-
Hudson Garden project	-	64,926,299
Flushing	-	68,572,237

	2,750,327,272	2,632,376,891
Profit recognized	347,083,874	332,294,461
Less: progress billings (see Note 14)	(1,210,089,345)	(1,245,536,188)

Total real estate properties under development	1,887,321,801	1,719,135,164

Total real estate properties development completed and under development	1,911,398,360	2,196,314,416